Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Small & Mid Cap Growth Fund), Class A)	0 Months Ended
Feb. 28, 2013
(Oppenheimer Small & Mid Cap Growth Fund) | Class A
Bar Chart Table:
Annual Return 2003	63.53%
Annual Return 2004	5.35%
Annual Return 2005	4.61%
Annual Return 2006	6.75%
Annual Return 2007	23.35%
Annual Return 2008	(38.89%)
Annual Return 2009	24.16%
Annual Return 2010	26.38%
Annual Return 2011	0.34%
Annual Return 2012	15.52%